DEBT - Canadian Loans (Other Government Loans) (Details) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2021 USD ($)	Jan. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 12, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)
Debt Instrument [Line Items]
Aggregate amount of loan					$ 1,576								$ 4,292
Term of loan (in years)		5 years
Fixed interest rate (in percent)		1.00%	25.00%	25.00%
Canada Emergency Business Account ("CEBA")
Debt Instrument [Line Items]
Aggregate amount of loan							$ 16	$ 20			$ 39	$ 50	$ 39	$ 50
Deferred period for loan payments (in months)			10 months
Fixed interest rate (in percent)			75.00%	75.00%
Outstanding loan balance			$ 55	$ 70					$ 39	$ 50
Highly Affected Sectors Credit Availability Program ("HASCAP")
Debt Instrument [Line Items]
Aggregate amount of loan	$ 198		$ 198	$ 250		$ 250
Deferred period for loan payments (in months)	13 months
Term of loan (in years)	10 years
Fixed interest rate (in percent)	4.00%					4.00%